Share capital (Details) - GBP (£) £ / shares in Units, shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Share capital
Value of shares	£ 46,490.0 [1]	£ 43,556.0	£ 49,093.0	[1]
Nominal value		0.3
Ordinary shares
Share capital
Value of shares	£ 12,049.0	£ 12,094.0	£ 11,965.0
Number of shares	12,048,605	12,093,909
Par value per share	£ 1	£ 1	£ 1
Non-cumulative preference shares of US$0.01
Share capital
Shares redeemed	26,000
Nominal value	£ 0.2
Cumulative preference shares of 1
Share capital
Value of shares	£ 1.0	£ 1.0
Number of shares	900	900
Par value per share	£ 1	£ 1

[1]	Restated for IAS12 ‘income taxes’ refer to accounting policy 1, Other amendments to IFRS, for further details.